TRADE AND OTHER ACCOUNTS PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Trade and other accounts payables	$ 1,349,201	$ 1,117,926
Accrued liabilities at the reporting date	346,001	475,142
Total trade and other accounts payables	$ 1,695,202	$ 1,593,068